Consolidated Statements of Stockholders' Equity and Comprehensive Income (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	$ 36.5	$ 30.3	$ 17.4
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax Effect	1.0	0	46.3
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	$ 0	$ 0	$ 10.2